Net Income (Loss) Per Share	9 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Net Income (Loss) Per Share
12 - Net Income (Loss) Per Share
The following table presents a reconciliation of basic and diluted earnings per share computations for the periods presented:

	Three Months Ended December 31,		Nine Months Ended December 31,
(in millions, except per share amounts)	2025	2024	2025	2024
Numerator:
Income (loss) attributable to ordinary shareholders — basic and diluted
Net income (loss)	$223	$252	$591	$582
Denominator:
Weighted average ordinary shares used to calculate income (loss) per share — basic	1,062	1,052	1,060	1,049
Equity-classified share-based awards	7	12	8	13
Weighted average ordinary shares used to calculate income (loss) per share — diluted	1,069	1,064	1,068	1,062
Income (loss) per share attributable to ordinary shareholders — basic
Net income (loss) per ordinary share - basic	$0.21	$0.24	$0.56	$0.56
Income (loss) per share attributable to ordinary shareholders — diluted
Net income (loss) per ordinary share - diluted	$0.21	$0.24	$0.55	$0.55
Securities excluded from diluted net income (loss) per ordinary share because their effect would have been anti-dilutive:
Restricted share units	1	1	1	1
Total	1	1	1	1